Share-based Compensation (Details) ¥ / shares in Units, ¥ in Thousands		12 Months Ended
	Mar. 12, 2012 ¥ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2019 $ / shares	Mar. 12, 2012 $ / shares
Share-based Compensation (Details) [Line Items]
Percentage of interest rate		8.00%
2012 Option G [Member]
Share-based Compensation (Details) [Line Items]
Share-based compensation expenses (in Yuan Renminbi) | ¥
Exercised		640,000
Option forfeited				400,000
521 Plan [Member]
Share-based Compensation (Details) [Line Items]
Description of option grantees		The 521 Plan is generally scheduled to be vested over five years. 150,000,000 ordinary shares were granted on December 31, 2019 and the rest has been granted on January 10, 2019 subsequently. The Group estimates the forfeiture rate for both independent agents and employees to be nil for 2019.
Exercise price of options | $ / shares					$ 27.38
Options granted		150,000,000
Share-based compensation expenses (in Yuan Renminbi) | ¥		¥ 393
Percentage of subscription price		90.00%
Percentage of contributed by participants		10.00%
Termination of employment or agency contract		The loan is repayable by the Participants upon the earlier of the expiry date of the 521 Plan, termination of employment or the agency contract or within five years.
Description of vesting, forfeiture and settlement terms		The Participants’ rights to ownership benefits of the shares are subject to the Participants’ achievement of service and performance vesting conditions. Each award agreement contains a condition for service from January 1, 2019 through December 31, 2023 (which coincides with loan maturity date) as well as individually determined performance conditions based on cumulative sales over the service period. Participants must achieve both the service and performance conditions for their shares to fully vest at the end of the loan maturity date, otherwise the share appreciation profits at the end of the vesting period, if any, after principals and accrued interests of the loans are fully repaid to the Group, will be either fully retained or partially retained by the Group. On November 15, 2019, the Board of Directors of the Company approved an exemption of the first-year performance condition for all Participants under the 521 Plan.
Risk-free interest rate estimated term		5 years
Reserved ordinary shares available to be granted as share-based awards		280,000,000
Unrecognized share base-based compensation expense (in Yuan Renminbi) | ¥		¥ 1,573
Directors and Employees [Member] | 2012 Option G [Member]
Share-based Compensation (Details) [Line Items]
Options to purchase ordinary shares	92,845,000
Description of option grantees	Pursuant to the option agreements entered into between the Company and the option grantees, the options shall vest over a five-year service period from 2012 to 2016. The expiration date of the 2012 Options is March 12, 2022.
Exercise price of options | (per share)	¥ 1.90					$ 0.30
Intrinsic value of per ordinary share | (per share)	0.26					0.04
Two Independent Directors [Member] | 2012 Option G [Member]
Share-based Compensation (Details) [Line Items]
Exercise price of options | (per share)	1.98					0.31
Intrinsic value of per ordinary share | (per share)	¥ 0.17					0.03
Options granted	3,200,000
Exercise price for option G later modified | (per share)	¥ 0.006					$ 0.001